Summary of Significant Accounting Policies - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020
Significant Accounting Policies [Line Items]
Cash equivalents	$ 0
Federal depository insurance coverage	250,000
Minimum threshold limit for net tangible assets	5,000,001
Minimum threshold limit for stockholders equity	$ 5,000,001
Accrued interest and penalties		$ 0
IPO
Significant Accounting Policies [Line Items]
Proceeds from initial public offering of Units on October 9, 2020 at $10.00 per Unit, Shares	45,000,000
Offering costs	$ 1,094,456
Offering costs, underwriter discount and deferred discount charged to additional paid-in capital	$ 24,750,000
Class A Ordinary Shares
Significant Accounting Policies [Line Items]
Temporary equity, shares issued	42,953,401
Class A Ordinary Shares | Maximum
Significant Accounting Policies [Line Items]
Number of warrants sold to sponsor	36,333,333
Class A Ordinary Shares | IPO
Significant Accounting Policies [Line Items]
Proceeds from initial public offering of Units on October 9, 2020 at $10.00 per Unit, Shares	45,000,000